Note 15 - Margin Call on Gold Hedge	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
15
       Margin call on gold hedge

On
August 17, 2018
the Company entered into a hedge in respect of
8,000
ounces of gold that expired before
December 31, 2018.
The hedge protected the Company if the gold price fell below
$1,150
per ounce and gave Caledonia full participation if the gold price exceeded
$1,195
per ounce. The derivative financial instrument was entered into by the Company for economic hedging purposes and not
as a speculative investment. The derivative contract resulted in a loss of
$360
that was included in profit or loss.

In
February 2016,
the Company entered into a derivative contract in respect of
15,000
ounces of gold over a period of
6
months. The contract protected the Company if the gold price fell below
$1,050
per ounce but gave Caledonia full participation if the price of gold exceeded
$1,079
per ounce. The derivative contract was entered into by the Company for economic hedging purposes and not
as a speculative investment. The derivative contract resulted in a loss of
$435
that was included in profit or loss.

The Company settled both contracts with the margin call deposited at the inception of the hedge transaction. Blanket Mine continued to sell all of its gold production to Fidelity Printers and Refiners Limited, as required by Zimbabwean legislation, and received the spot price of gold less an early settlement discount of
1.25%.